FINANCIAL RISK MANAGEMENT - Market Risk (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Deferred tax liability	$ 230,184,000	$ 236,175,000
Foreign exchange gain (loss)	(2,441,000)	$ (435,000)
Interest rate percentage		2.95%
Foreign exchange risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Deferred tax liability	$ 230,184,000
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Change In Risk Variable, Percent	10.00%
Foreign exchange gain (loss)	$ (2,441,000)	$ (435,000)
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest rate percentage	3.50%
Undrawn borrowing facilities	$ 0
Cash and cash equivalents | Foreign exchange risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	7,214,000	24,611,000
Cash and cash equivalents | Foreign exchange risk | Guatemala, Quetzales
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,011,000	564,000
Cash and cash equivalents | Foreign exchange risk | Peru, Nuevos Soles
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	4,232,000	3,579,000
Cash and cash equivalents | Foreign exchange risk | Canada, Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,971,000	20,386,000
Cash and cash equivalents | Foreign exchange risk | Other Currencies [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	$ 82,000
Exposure On Deferred Tax Liabilities [Member] | Foreign exchange risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Change In Risk Variable, Impact On Pre-Tax Earnings	16,395,000
Net Exposure | Foreign exchange risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Change In Risk Variable, Impact On Pre-Tax Earnings	$ 6,728,000